Securitizations (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Number Of Qualifying Special Purpose Entities	3
Qualifying Special Purpose Entity Carrying Amount Of Assets		¥ 117,159
Net reduction in total equity relating to previously recognized gains		17,919
Trading Activity, Gains and Losses, Net	140
Variation In Fair Value	10.00%
Lease receivables [Member] | Securitization of Lease Receivables [Member]
Subordinated Interests Fair Value	18,941	77,756
Trade Accounts Receivable [Member] | Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Proceeds from trade receivables		362,147	490,647
Net loss recognized on those transfers [Member] | Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Proceeds from trade receivables		616	993
Outstanding Balance Of Transferred Receivables [Member] | Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Proceeds from trade receivables		75,654
Securitization of Lease Receivables [Member] | Level 3 [Member]
Subordinated interests initial fair value	18,403
Securitization of Lease Receivables [Member]
Net gains recognized on sale of lease receivables	8,500	10,017	13,975
Maximum Loss Exposure	32,194
Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Subordinated Interests Fair Value	16,337	45,249
Maximum Loss Exposure	36,067
Proceeds from transfer of trade receivables	521,335	737,820	884,953
Trading Activity, Gains and Losses, Net	140	(1,853)	(4,245)
Securitizations of Mortgage Loans Receivable [Member]
Subordinated Interests Fair Value		¥ 37,661